The Company (Details Narrative) - $ / shares	Dec. 20, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Medical Practice Income, Inc. [Member] | Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued during period, for share exchange	2,172,600
Common stock, par value	$ 0.0001
Equity ownership, percentage	91.00%